Share-based compensation - Option pricing model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary share of the Parent (US$)	$ 2.3	$ 2.2	$ 2
Parent Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum (as a percent)	3.61%	4.31%	3.55%
Risk free interest rate, maximum (as a percent)	4.42%	4.44%	4.18%
Expected volatility, minimum (as a percent)	55.85%	67.71%	77.50%
Expected volatility, maximum (as a percent)	72.64%	73.07%	87.20%
Parent Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (in years)	3 years	4 years	5 years
Parent Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (in years)	6 years	6 years	8 years